Related Parties Payable (Details) - Schedule of Nature of Relationship With Related Parties	12 Months Ended
Dec. 31, 2023
Yan, Keyan [Member]
Related Parties Payable (Details) - Schedule of Nature of Relationship With Related Parties [Line Items]
Relationship with the Group	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of Nature of Relationship With Related Parties [Line Items]
Relationship with the Group	Chief Executive Officer and Co-chairman of the Board of Directors
Li Huidan [Member]
Related Parties Payable (Details) - Schedule of Nature of Relationship With Related Parties [Line Items]
Relationship with the Group	Co-Chairman of the Board of Directors
Mu Ruifeng [Member]
Related Parties Payable (Details) - Schedule of Nature of Relationship With Related Parties [Line Items]
Relationship with the Group	Director
Jin Yan [Member]
Related Parties Payable (Details) - Schedule of Nature of Relationship With Related Parties [Line Items]
Relationship with the Group	Director